General information and significant accounting policies (Policies)	9 Months Ended
Dec. 31, 2013
General Information And Significant Accounting Policies Policies
Company

Company

Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us” or the “Company”) is a company formed for the purpose of acquiring and operating the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

As at the report date, which was December 31, 2013, the Company has ordered 79 newbuilding drybulk carriers, which it intends to operate. The planned principal operations of the Company have not yet commenced and no revenue has been produced. The Company is considered a development stage company under accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of accounting

Basis of accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.

Significant Accounting Policies

Significant Accounting Policies

Additional information—Development stage company

The preparation of financial statements in conformity with U.S. GAAP requires the disclosure of certain information applicable to development stage companies:

●	The balance sheet includes cumulative net losses under the caption “Deficit accumulated during the development stage” in shareholders’ equity;

●	The statement of changes in shareholders’ equity shows the changes in components of shareholders’ equity for each period and, in addition, cumulative amounts from the Company’s inception; and

●	The statement of cash flows shows the sources and uses of financial resources for each period for which an income statement is presented and, in addition, cumulative amounts from the company’s inception.

The Company was incorporated on March 20, 2013 hence there is only one period reported in these financial statements.

Accounting estimates

Accounting estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

In addition to the estimates noted above, significant estimates will include vessel valuations, the valuation of amounts due from charterers, residual value of vessels, useful life of vessels and the fair value of derivative instruments.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Foreign currencies

Foreign currencies

The individual financial statements of Scorpio Bulkers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.

In preparing the financial statements of Scorpio Bulkers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is recognized in the consolidated statement of operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statement of operations.

Vessels under construction

Vessels under construction

Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, directly attributable financing costs, professional fees and other costs deemed directly attributable to the construction of the asset.

Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing the net income attributable to equity holders of the common shares by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by adjusting the net income attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Restricted stock

Restricted stock

We follow ASC Subtopic 718-10, “Compensation—Stock Compensation” (“ASC 718-10”), for restricted stock issued under our equity incentive plans. Stock-based compensation costs from restricted stock are classified as a component of additional paid-in capital. The restricted stock awards granted to our employees and directors contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards is calculated by multiplying the share price on the grant date and the number of restricted stock shares granted that are expected to vest. We believe that the share price at the grant date serves as a proxy for the fair value of services to be provided by the employees and directors under the plan.

Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an employee or director is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of non-market-based vesting conditions.

The following are accounting policies that the Company will adopt going forward.

Once the planned operations of the Company commence, the following accounting policies will be relevant.

Revenue recognition

Revenue recognition

Vessel revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, and other sales-related or value added taxes.

Vessel revenue is comprised of either time charter revenue, voyage revenue and/or pool revenue.

(1)	Time charter revenue is recognized ratably as services are performed based on the daily rates specified in the time charter contract. We do not recognize revenue when a vessel is off hire.

(2)	Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. Revenue from voyage charter agreements is recognized on a pro rata basis based on the relative transit time in each period. The period over which voyage revenues are recognized commences at the time the vessel departs from its last discharge port and ends at the time the discharge of cargo at the next discharge port is completed. We do not begin recognizing revenue until a charter has been agreed to by the customer and us, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Estimated losses on voyages are provided for in full at the time such losses become evident. In the application of this policy, we do not begin recognizing revenue until (i) the amount of revenue can be measured reliably, (ii) it is probable that the economic benefits associated with the transaction will flow to the entity, (iii) the transactions’ stage of completion at the balance sheet date can be measured reliably and (iv) the costs incurred and the costs to complete the transaction can be measured reliably.

(3)	Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

●	the pool points (vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics are taken into consideration); and

●	the number of days the vessel participated in the pool in the period.

We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue. On a quarterly basis, we receive a report from the pool which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel. We review the quarterly report for consistency with each vessel’s pool agreement and vessel management records. The estimated pool revenue is reconciled quarterly, coinciding with our external reporting periods, to the actual pool revenue earned, per the pool report. Consequently, in our financial statements, reported revenues represent actual pooled revenues. While differences do arise in the performance of these quarterly reconciliations, such differences are not material to total reported revenues.

Voyage expenses

Voyage expenses

Voyage expenses, which primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters are expensed as incurred.

Vessel operating costs

Vessel operating costs

Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred. Expenses for repairs and maintenance tend to fluctuate from period to period because most repairs and maintenance typically occur during periodic drydocking. We expect these expenses to increase as our fleet matures and to the extent that it expands.

Additionally, these costs include technical management fees that we pay to Scorpio Ship Management S.A.M. (“SSM”). (See Note 10.)Pursuant to an agreement, or the Master Agreement, SSM provides us with technical services, and we provide them with the ability to subcontract technical management of our vessels with our approval.

Charterhire expense

Charterhire expense

Charterhire expense is the amount we pay the owner for time chartered-in vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.

Operating leases	Operating leases Costs in respect of operating leases are charged to the consolidated statement of operations on a straight line basis over the lease term.
Income tax

Income tax

Scorpio Bulkers Inc. and its subsidiaries are incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, are not subject to Marshall Islands’ income tax. We are also exempt from income tax in other jurisdictions including the United States of America due to tax treaties; therefore, we will not have any tax charges, benefits, or balances.

Vessels, net

Vessels, net

Vessels, net is stated at historical cost less accumulated depreciation. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel and expenditures made to prepare the vessel for its initial voyage. The Company also capitalizes interest costs for a vessel under construction as a cost which is directly attributable to the acquisition cost of a vessel. Vessels are depreciated on a straight-line basis over their estimated useful lives, determined to be 25 years from the date of initial delivery from the shipyard. Vessels under construction are not depreciated until such time as they are ready for use. Depreciation is based on cost less the estimated residual value which is the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four year average scrap market rates at the balance sheet date with changes accounted for in the period of change and in future periods.

Deferred drydocking costs

Deferred drydocking costs

The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.

We only include in deferred drydocking those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard; cost of travel, lodging and subsistence of personnel sent to the drydocking site to supervise; and the cost of hiring a third party to oversee the drydocking. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.

Impairment of long-lived assets

Impairment of long-lived assets

We follow Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis.

Inventories

Inventories

Inventories consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.

Deferred financing costs

Deferred financing costs

Deferred financing costs, included in other assets, consist of fees, commissions and legal expenses associated with obtaining loan facilities and amending existing loan facilities. These costs are amortized over the life of the related debt and are included in interest expense.

Fair value of financial instruments

Fair value of financial instruments

The estimated fair values of our financial instruments such as amounts due to / due from charterers, accounts payable and long-term debt, approximate their individual carrying amounts due to their short-term maturity or the variable-rate nature of the respective borrowings under the credit facilities.

The fair value of the interest rate swaps is the estimated amount we would receive or have to pay in order to terminate these agreements at the reporting date, taking into account current interest rates and the creditworthiness of the counterparty for assets and our creditworthiness for liabilities.

Derivative financial instruments

Derivative financial instruments

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedging relationship. We designate certain derivatives as hedges of highly probable forecast transactions (cash flow hedges) as described further below.

A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.

Hedge accounting for cash flow hedges

Hedge accounting for cash flow hedges

Our policy is to designate certain hedging instruments, which can include derivatives, embedded derivatives and non-derivatives in respect of foreign currency risk, as either fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. At the inception of the hedge relationship, we document the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, we document whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item.

Derivative financial instruments are initially recognized in the balance sheet at fair value at the date the derivative contract is entered into and are subsequently measured at their fair value as other assets or other liabilities, respectively. Changes in fair value of derivative financial instruments, which are designated as cash flow hedges and deemed to be effective, are recognized directly in other comprehensive income. Changes in fair value of a portion of a hedge deemed to be ineffective are recognized in net profit or loss. Hedge effectiveness is measured quarterly.

Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve are reclassified to profit or loss in the periods when the hedged item is recognized in profit or loss, in the same line of the statement of profit or loss as the recognized hedged item. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income at that time is accumulated in the hedge reserve and is recognized when the forecast transaction is ultimately recognized in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in the hedge reserve is recognized immediately in profit or loss.

Provisions

Provisions

Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date, and are discounted to present value where the effect is material.